Invested Assets and Investment Income - Summary of Total Investment Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment Expenses [line items]
Total investment expenses	$ 1,748	$ 1,708
Related to invested assets [Member]
Investment Expenses [line items]
Total investment expenses	627	638
Related to segregated, mutual and other funds [Member]
Investment Expenses [line items]
Total investment expenses	$ 1,121	$ 1,070